Nature of Operations and Summary of Significant Accounting Policies (Narrative) (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Number of operating segments | item			1
Accounts Receivable and Net investment in sales-type leases
Allowance for doubtful accounts receivable	$ 675		$ 675	$ 1,025
Allowance for doubtful accounts due to investment in sales-type leases	682		682	452
Inventories
Inventory write-downs for obsolescence and excess inventories	9,824		9,824	5,370
Property, Plant and Equipment
Impairment charges			10,500
Goodwill
Goodwill impairment	$ 96,500	$ 695,500	942,408	102,470
Other Intangible Assets
Impairment of Intangible Assets (Excluding Goodwill)			260,300	11,600
Impairment charges of indefinite-life intangible assets			18,200	3,000
Advertising costs			$ 23,500	$ 23,500	$ 13,500
Research and Development Costs
Maximum additional tax rate on distribution of dividends			10.00%
Settlement percentage			50.00%
Vesting period			4 years
Stock-Based Compensation
Expected dividend rate (as a percent)			0.00%
Business Combinations
Maximum measurement period of revision of consideration transferred			1 year